Note 3 - Balance Sheet Components - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, gross	$ 890,363	$ 841,417
Accumulated depreciation and amortization	(680,674)	(606,505)
Property and equipment, net	209,689	234,912
Equipment and Furnishings [Member]
Property and equipment, gross	774,758	725,812
Leasehold Improvements [Member]
Property and equipment, gross	$ 115,605	$ 115,605